Discontinued Operations - Summary of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 0	$ 50	$ 60
Operating expenses	0	(107)	(302)
Gain on sale before taxes	0	0	4,665
Income before income taxes	0	157	5,027
Permanent tax benefit	0	0	2,126
Provision for income taxes	0	(60)	(1,931)
Income from discontinued operations	$ 0	$ 97	$ 5,222